Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Miscellaneous current assets [abstract]
Cash at banks	₨ 1,040	$ 15	₨ 2,314
Short term deposits			169
Restricted cash and cash equivalents	₨ 1,040	$ 15	₨ 2,483	[1]

[1]	Restated - Refer Note 2(b)